Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for future issuance pursuant to inducement awards granted pursuant to the Registrant's 2026 Inducement Plan
Amount Registered | shares	75,000
Proposed Maximum Offering Price per Unit	55.76
Maximum Aggregate Offering Price	$ 4,182,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 577.54
Offering Note

[1] Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of Spruce Biosciences, Inc. (the “Registrant”) that become issuable under the Registrant’s 2026 Inducement Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable. The amount registered represents shares of common stock that are available for issuance pursuant to the Inducement Plan. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 75,000 shares of common stock reserved for grant under the Inducement Plan are estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $55.76 per share, which is the average of the high and low selling prices per share of the Registrant’s common stock on May 12, 2026 as reported on the Nasdaq Capital Market.